VESSELS UNDER FINANCE LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of of finance lease
Movements in the year ended December 31, 2022 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance as of December 31, 2021	777,939	(121,867)	656,072
Depreciation	—	(41,309)	(41,309)
Balance as of December 31, 2022	777,939	(163,176)	614,763